MAJOR CUSTOMERS AND SUPPLIERS (Tables)	12 Months Ended
Dec. 31, 2024
MAJOR CUSTOMERS AND SUPPLIERS
Schedule of customers which generated over 10% of the Company's total net revenues

	Years ended December 31,
	2022	2023	2024

Contracting Customer A	1,895,877	1,992,667	1,550,688
Contracting Customer B	1,595,777	1,834,843	1,881,021
Contracting Customer C	1,130,799	1,411,645	1,432,073
Contracting Customer D	1,031,102	1,128,135	1,352,796

	Years ended December 31,
	2022	2023	2024

End User Customer One	2,341,346	2,769,633	2,991,061
End User Customer Two	1,857,369	1,676,064	1,491,313